Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2017
Basis of Presentation
Schedule of amendments to IFRS

Effective date in 2015

Mandatory application for annual periods beginning
on or after:
Standards		IASB effective date	EU effective date

IAS 19	Defined Benefit Plans: employee contributions (amendments to IAS 19)	1 July 2014	1 February 2015 (*)
Various	Annual improvements to IFRSs 2010-2012 cycle	1 July 2014	1 February 2015 (*)
Various	Annual improvements to IFRSs 2011-2013 cycle	1 July 2014	1 January 2015 (*)

(*) early adopted

Effective date in 2016

Mandatory application for annual periods beginning
on or after:
Standards		IASB effective date	EU effective date

IAS 16 IAS 38	Clarification of Acceptable Methods of Depreciation and Amortisation (issued on 12 May 2014)	1 January 2016	1 January 2016

IFRS 11	Accounting for Acquisitions of Interests in Joint Operations (issued on 6 May 2014)	1 January 2016	1 January 2016

IAS 27	Equity Method in Separate Financial Statements (issued on 12 August 2014)	1 January 2016	1 January 2016

Various	Annual Improvements to IFRSs 2012-2014 cycle (issued on 25 September 2014)	1 January 2016	1 January 2016

IAS 1	Disclosure Initiative (issued on 18 December 2014)	1 January 2016	1 January 2016

Effective date in 2017

Mandatory application for annual periods beginning
on or after:
Standards		IASB effective date	EU effective date

IAS 12	Recognition of Deferred Tax Assets for Unrealized Losses (issued on 19 January 2016)	1 January 2017	1 January 2017
IAS 7	Disclosure Initiative (issued on 29 January 2016)	1 January 2017	1 January 2017
Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016) - IFRS 12	1 January 2017	Pending

Standards issued but not effective in 2017

Mandatory application for annual periods beginning
on or after:
Standards		IASB effective date	EU effective date

IFRS 15	Revenue from contracts with Customers (issued on 28 May 2014)	1 January 2018	1 January 2018

IFRS 15	Clarification to IFRS15 Revenue from Contracts with Customers (issued on 12 April 2016)	1 January 2018	1 January 2018

IFRS 9	Financial instruments (issued on 24 July 2014)	1 January 2018	1 January 2018

IFRS 2	Classification and Measurement of Share-based Payment Transactions (issued on 20 June 2016)	1 January 2018	pending

IFRS 4 IFRS 9	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts (issued on 12 September 2016)	1 January 2018	1 January 2018

IFRIC 22	IFRIC 22 Interpretation: Foreign currency translations and Advance Consideration	1 January 2018	pending

IAS 40	Amendments to IAS 40: Transfers of Investment Property	1 January 2018	pending

Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016)	1 January 2018	pending

IFRS 16	Leases (Issued on 13 January 2016)	1 January 2019	1 January 2019

IFRIC 23	Uncertainty over Income Tax Treatments (issued on 7 June 2017)	1 January 2019	pending

IFRS 9	Prepayment Features with Negative Compensation (issued on 12 October 2017)	1 January 2019	pending

IAS 28	Long-term interests in Associates and Joint Ventures (issued on 12 October 2017)	1 January 2019	pending

Various	Annual Improvements to IFRS Standards 2015-2017 Cycle (issued on 12 December 2017)	1 January 2019	pending

IFRS 17	Insurance Contracts (issued on 18 May 2017)	1 January 2021	pending

IAS 19	Amendment to IAS19: Plan Amendment, Curtailment or Settlemet (issued on 77 February 2018)	1 January 2019	pending

Summary of impact in reserves due to IFRS 9

	Thousand of Euros
			Impact
Senior Unsecured Noted	IAS 39	IFRS 9	01/01/2018

Total Debt	853,667	1,000,000	146,334
Deferred Expenses			(41,036)

Negative Impact in reserves			105,298

	Thousand of Euros
			Impact
Senior Secured Debt	IAS 39	IFRS 9	01/01/2018

Total Debt	3,375,157	3,226,244	(148,913)
Deferred Expenses			18,979

Positive impact in reserves			(129,934)

	Thousand of Euros
			Impact
Total Impact	IAS 39	IFRS 9	01/01/2018
Total Debt	4,228,823	4,226,244	(2,579)
Deferred Expenses			(22,056)

Positive impact in reserves			(24,636)